Other liabilities (Details Text) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	R$ 7,923,649
Due within 1 year
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	832,991
Due between 1-5 years
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	3,325,401
Due more than 5 years
Other liabilities (Details Text)
Total non-cancellable minimum future payments due on operating leases	R$ 3,765,257